BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - INVENTORIES (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Line Items]
Raw materials and packaging	$ 2,794	$ 2,618
Finished goods	1,524	1,449
Other	410	357
Total inventories	$ 4,728	$ 4,424